Events After the Reporting Period	6 Months Ended
Jun. 30, 2026
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting period
10. Events after the reporting period
Subsequent to June 30, 2026, the Company sold and issued 275,712 ADSs, representing 1,378,560,000 ordinary shares, under the ATM program, raising gross proceeds of £0.3 million.
As at August 13, 2026, the Company had 4,583,567 ADSs listed on The Nasdaq Capital Market.